UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     February 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $99,975 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      561      191 SH       SOLE                        0        0      191
EATON VANCE SR INCOME TR       SH BEN INT       27826S103      121    13900 SH       SOLE                        0        0    13900
ISHARES TR                     DJ US REAL EST   464287739    14590   118428 SH       SOLE                        0        0   118428
ISHARES TR                     RUSSELL 2000     464287655     6391    49354 SH       SOLE                        0        0    49354
ISHARES TR                     RUSSELL1000VAL   464287598     1302    19617 SH       SOLE                        0        0    19617
ISHARES TR                     RUSSELL 1000     464287622    16292   250876 SH       SOLE                        0        0   250876
ISHARES TR                     S&P 500 INDEX    464287200    21908   181055 SH       SOLE                        0        0   181055
ISHARES TR                     MSCI EAFE IDX    464287465    28770   179534 SH       SOLE                        0        0   179534
ISHARES TR                     MSCI EMERG MKT   464287234     4650    23037 SH       SOLE                        0        0    23037
MIDCAP SPDR TR                 UNIT SER 1       595635103      500     4135 SH       SOLE                        0        0     4135
SIMON PPTY GROUP INC NEW       COM              828806109      203     3146 SH       SOLE                        0        0     3146
SPDR TR                        UNIT SER 1       78462F103     4687    38781 SH       SOLE                        0        0    38781